DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 300 China A-Shares ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 2.2%
China Film Co. Ltd., Class A	583,149	$1,278,615
China Satellite Communications Co. Ltd., Class A	310,900	1,040,675
China United Network Communications Ltd., Class A	7,351,763	5,569,924
Focus Media Information Technology Co. Ltd., Class A	8,118,817	8,936,233
Giant Network Group Co. Ltd., Class A	472,793	1,427,980
Mango Excellent Media Co. Ltd., Class A	561,539	5,820,077
Oriental Pearl Group Co. Ltd., Class A	1,629,082	2,535,073
Perfect World Co. Ltd., Class A	769,906	4,114,602
Wanda Film Holding Co. Ltd., Class A*	659,060	1,782,751
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,001,447	6,664,813
Zhejiang Century Huatong Group Co. Ltd., Class A*	2,373,545	3,835,620

(Cost $30,986,078)		43,006,363

Consumer Discretionary - 8.7%
BYD Co. Ltd., Class A	729,546	9,052,364
China Grand Automotive Services Group Co. Ltd., Class A*	3,208,593	1,765,820
China Shipbuilding Industry Group Power Co. Ltd., Class A*	521,145	1,516,960
China Tourism Group Duty Free Corp. Ltd., Class A	776,856	23,588,171
Chongqing Changan Automobile Co. Ltd., Class A*	1,544,363	2,639,956
Fuyao Glass Industry Group Co. Ltd., Class A	1,108,790	4,690,704
Great Wall Motor Co. Ltd., Class A	968,611	1,972,487
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,839,253	30,544,544
Guangzhou Automobile Group Co. Ltd., Class A	742,539	1,125,141
Haier Smart Home Co. Ltd., Class A	3,009,540	9,797,052
Hangzhou Robam Appliances Co. Ltd., Class A	366,633	2,087,308
HLA Corp. Ltd., Class A	1,061,396	1,090,788
Huayu Automotive Systems Co. Ltd., Class A	1,241,220	4,508,058
Midea Group Co. Ltd., Class A	3,899,747	40,157,095
Offcn Education Technology Co. Ltd., Class A	540,166	2,815,837
Oppein Home Group, Inc., Class A	144,025	2,123,488
SAIC Motor Corp. Ltd., Class A	2,771,878	7,550,508
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,226,683	1,774,584
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,267,523	3,410,477
Songcheng Performance Development Co. Ltd., Class A	1,236,605	3,227,668
Suning.com Co. Ltd., Class A	2,945,507	4,235,325
TCL Technology Group Corp., Class A	10,687,143	11,045,498
Zhejiang Supor Co. Ltd., Class A	126,114	1,560,247

(Cost $113,603,452)		172,280,080

Consumer Staples - 15.9%
Anhui Gujing Distillery Co. Ltd., Class A	88,407	3,334,282
Beijing Shunxin Agriculture Co. Ltd., Class A	417,463	4,585,798
Foshan Haitian Flavouring & Food Co. Ltd., Class A	770,636	20,609,391
Guangdong Haid Group Co. Ltd., Class A	633,264	6,542,209
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	409,075	1,425,430
Henan Shuanghui Investment & Development Co. Ltd., Class A	785,335	7,279,794
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,830,272	29,572,662
Jiangsu King’s Luck Brewery JSC Ltd., Class A	508,528	4,044,291
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	486,883	10,027,929
Jiangxi Zhengbang Technology Co. Ltd., Class A	991,470	3,596,635
Kweichow Moutai Co. Ltd., Class A	399,921	104,295,997
Luzhou Laojiao Co. Ltd., Class A	587,683	12,825,513
Muyuan Foodstuff Co. Ltd., Class A	1,192,613	15,285,670
New Hope Liuhe Co. Ltd., Class A	1,666,170	9,242,582
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	209,920	6,043,592
Tongwei Co. Ltd., Class A	2,026,571	7,218,419
Wens Foodstuffs Group Co. Ltd., Class A	3,532,601	12,727,120
Wuliangye Yibin Co. Ltd., Class A	1,542,800	54,051,939
Yonghui Superstores Co. Ltd., Class A	3,020,525	3,915,487

(Cost $144,129,670)		316,624,740

Energy - 1.3%
China Coal Energy Co. Ltd., Class A	1,446,217	863,470
China Oilfield Services Ltd., Class A	463,214	893,254
China Petroleum & Chemical Corp., Class A	10,569,891	6,218,218
China Shenhua Energy Co. Ltd., Class A	2,617,767	6,175,366
CNOOC Energy Technology & Services Ltd., Class A	1,627,400	598,667
Offshore Oil Engineering Co. Ltd., Class A	1,753,479	1,259,378
PetroChina Co. Ltd., Class A	7,676,241	4,964,125
Shaanxi Coal Industry Co. Ltd., Class A	3,171,703	3,764,207
Shanxi Meijin Energy Co. Ltd., Class A*	977,700	941,976
Yanzhou Coal Mining Co. Ltd., Class A	694,732	941,144

(Cost $27,567,678)		26,619,805

Financials - 27.8%
Agricultural Bank of China Ltd., Class A	22,690,500	10,632,601
Avic Capital Co. Ltd., Class A	4,249,714	3,120,456
Bank of Beijing Co. Ltd., Class A	11,688,843	8,309,806
Bank of Changsha Co. Ltd., Class A	804,477	1,076,895
Bank of Chengdu Co. Ltd., Class A	1,720,445	2,551,672

Bank of China Ltd., Class A	16,658,100	7,976,084
Bank of Communications Co. Ltd., Class A	21,884,077	15,110,533
Bank of Guiyang Co. Ltd., Class A	1,779,829	2,127,906
Bank of Hangzhou Co. Ltd., Class A	1,877,749	3,549,749
Bank of Jiangsu Co. Ltd., Class A	7,306,374	6,847,426
Bank of Nanjing Co. Ltd., Class A	4,752,142	5,958,994
Bank of Ningbo Co. Ltd., Class A	2,398,966	12,432,054
Bank of Shanghai Co. Ltd., Class A	7,865,818	9,668,217
Bank of Xi’an Co. Ltd., Class A	1,066,017	871,450
Caitong Securities Co. Ltd., Class A	1,988,576	4,226,627
Changjiang Securities Co. Ltd., Class A	3,060,663	3,811,141
China CITIC Bank Corp. Ltd., Class A	2,426,736	1,849,198
China Construction Bank Corp., Class A	5,312,928	4,808,571
China Everbright Bank Co. Ltd., Class A	12,577,404	7,050,382
China Galaxy Securities Co. Ltd., Class A	1,015,171	2,008,025
China Great Wall Securities Co. Ltd., Class A	744,400	1,513,728
China Life Insurance Co. Ltd., Class A	1,320,122	8,417,577
China Merchants Bank Co. Ltd., Class A	8,209,699	45,169,343
China Merchants Securities Co. Ltd., Class A*	2,971,718	9,348,572
China Minsheng Banking Corp. Ltd., Class A	16,795,408	13,607,363
China Pacific Insurance Group Co. Ltd., Class A	2,175,355	9,787,081
China Zheshang Bank Co. Ltd., Class A	1,730,200	1,053,229
Chinalin Securities Co. Ltd., Class A	215,200	482,530
Chongqing Rural Commercial Bank Co. Ltd., Class A	904,600	689,315
CITIC Securities Co. Ltd., Class A	6,769,349	31,424,215
CSC Financial Co. Ltd., Class A	412,109	3,144,524
Dongxing Securities Co. Ltd., Class A	1,094,263	2,132,521
East Money Information Co. Ltd., Class A	5,134,645	19,608,238
Everbright Securities Co. Ltd., Class A	1,546,337	4,948,061
Founder Securities Co. Ltd., Class A*	3,246,886	4,156,780
GF Securities Co. Ltd., Class A	2,337,999	5,518,801
Guosen Securities Co. Ltd., Class A	2,302,078	4,708,132
Guotai Junan Securities Co. Ltd., Class A	3,562,498	10,057,766
Guoyuan Securities Co. Ltd., Class A	1,587,860	2,554,372
Haitong Securities Co. Ltd., Class A*	7,678,679	17,004,447
Hithink RoyalFlush Information Network Co. Ltd., Class A	173,995	4,265,103
Hongta Securities Co. Ltd., Class A	319,400	970,280
Huatai Securities Co. Ltd., Class A	4,655,108	14,549,124
Huaxia Bank Co. Ltd., Class A	4,869,516	4,570,747
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,560,640	1,282,630
Industrial & Commercial Bank of China Ltd., Class A	27,874,984	20,183,046
Industrial Bank Co. Ltd., Class A	9,921,816	23,405,770
Industrial Securities Co. Ltd., Class A	3,723,349	4,467,823
Minmetals Capital Co. Ltd., Class A	1,777,560	2,034,374
New China Life Insurance Co. Ltd., Class A	660,868	5,773,901
Orient Securities Co. Ltd., Class A	2,840,356	4,896,808
People’s Insurance Co. Group of China Ltd., Class A	1,680,006	1,770,674
Ping An Bank Co. Ltd., Class A	7,723,516	17,002,266
Ping An Insurance Group Co. of China Ltd., Class A	8,622,896	96,446,329
Postal Savings Bank of China Co. Ltd., Class A	2,119,800	1,429,642
Qingdao Rural Commercial Bank Corp., Class A	2,126,929	1,658,001
SDIC Capital Co. Ltd., Class A	1,335,765	2,960,004
Shanghai Pudong Development Bank Co. Ltd., Class A	9,342,475	14,129,023
Shenwan Hongyuan Group Co. Ltd., Class A	7,122,022	5,863,714
Sinolink Securities Co. Ltd., Class A	1,907,475	4,332,702
SooChow Securities Co. Ltd., Class A	2,451,835	3,851,181
Southwest Securities Co. Ltd., Class A	2,637,732	2,160,150
Tianfeng Securities Co. Ltd., Class A	2,640,860	2,663,875
Western Securities Co. Ltd., Class A	1,396,745	1,990,020
Zheshang Securities Co. Ltd., Class A	1,058,479	2,299,194

(Cost $446,801,543)		554,270,763

Health Care - 9.4%
Aier Eye Hospital Group Co. Ltd., Class A	1,609,799	12,212,787
Autobio Diagnostics Co. Ltd., Class A	103,921	2,445,298
Beijing Tongrentang Co. Ltd., Class A	435,926	1,889,990
Changchun High & New Technology Industry Group, Inc., Class A	225,796	15,412,786
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	210,757	1,486,618
Chongqing Zhifei Biological Products Co. Ltd., Class A	512,148	10,104,201
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	444,473	2,109,370
Hangzhou Tigermed Consulting Co. Ltd., Class A	412,878	6,750,410
Huadong Medicine Co. Ltd., Class A	686,472	2,801,885
Hualan Biological Engineering, Inc., Class A	870,187	7,316,873
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,965,792	41,073,338
Jointown Pharmaceutical Group Co. Ltd., Class A*	585,914	1,515,612
Lepu Medical Technology Beijing Co. Ltd., Class A	988,678	5,594,085
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	2,164,554	5,548,599
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	963,116	7,707,403
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	907,267	2,940,211
Shanghai RAAS Blood Products Co. Ltd., Class A	1,589,601	2,086,115
Shenzhen Kangtai Biological Products Co. Ltd., Class A	269,609	7,792,736

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	792,957	2,863,781
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,122,627	2,332,012
Walvax Biotechnology Co. Ltd., Class A*	1,216,610	11,277,569
WuXi AppTec Co. Ltd., Class A	834,345	13,386,692
Yunnan Baiyao Group Co. Ltd., Class A	400,385	6,762,996
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	243,423	8,949,757
Zhejiang NHU Co. Ltd., Class A	1,015,150	4,856,205

(Cost $104,616,645)		187,217,329

Industrials - 10.6%
AECC Aviation Power Co. Ltd., Class A	720,205	4,693,218
Air China Ltd., Class A	2,356,230	2,493,710
AVIC Aircraft Co. Ltd., Class A	1,097,572	3,877,384
AVIC Shenyang Aircraft Co. Ltd., Class A	333,427	2,874,161
AVICOPTER PLC, Class A	230,915	1,928,140
Beijing New Building Materials PLC, Class A	667,523	3,196,174
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,329,716	2,118,758
China Avionics Systems Co. Ltd., Class A	422,792	1,101,062
China Communications Construction Co. Ltd., Class A	2,783,809	3,230,703
China Eastern Airlines Corp. Ltd., Class A	3,544,565	2,613,032
China Gezhouba Group Co. Ltd., Class A	2,191,512	2,034,658
China National Chemical Engineering Co. Ltd., Class A	1,954,404	1,671,870
China Railway Construction Corp. Ltd., Class A	3,642,780	4,748,701
China Railway Group Ltd., Class A	6,439,195	5,263,929
China Shipbuilding Industry Co. Ltd., Class A*	7,211,494	5,105,725
China Southern Airlines Co. Ltd., Class A*	3,496,426	2,990,972
China Spacesat Co. Ltd., Class A	462,651	2,665,023
China State Construction Engineering Corp. Ltd., Class A	16,568,294	12,431,723
COSCO SHIPPING Holdings Co. Ltd., Class A*	3,827,887	3,039,824
CRRC Corp. Ltd., Class A	9,593,235	8,206,408
Daqin Railway Co. Ltd., Class A	4,693,328	4,535,543
Eve Energy Co. Ltd., Class A	739,075	5,287,662
Fangda Carbon New Material Co. Ltd., Class A*	1,799,395	1,767,796
Guangzhou Baiyun International Airport Co. Ltd., Class A	809,644	1,798,867
Hainan Airlines Holding Co. Ltd., Class A*	9,097,200	2,177,921
Han’s Laser Technology Industry Group Co. Ltd., Class A	673,083	3,651,192
Jiangsu Hengli Hydraulic Co. Ltd., Class A	314,392	3,006,558
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,951,659	3,219,384
Metallurgical Corp. of China Ltd., Class A	5,648,600	2,325,307
NARI Technology Co. Ltd., Class A	1,839,784	6,015,964
Ningbo Zhoushan Port Co. Ltd., Class A	3,120,897	1,690,221
Power Construction Corp. of China Ltd., Class A	6,030,071	3,582,674
Qingdao Port International Co. Ltd., Class A	554,380	505,799
Sany Heavy Industry Co. Ltd., Class A	4,667,174	15,084,190
SF Holding Co. Ltd., Class A	1,060,371	13,172,792
Shanghai Construction Group Co. Ltd., Class A	3,526,311	1,636,961
Shanghai Electric Group Co. Ltd., Class A*	2,888,059	2,344,074
Shanghai International Airport Co. Ltd., Class A	764,871	8,530,450
Shanghai International Port Group Co. Ltd., Class A	2,753,588	1,784,729
Shanghai M&G Stationery, Inc., Class A	289,063	2,932,701
Shenzhen Inovance Technology Co. Ltd., Class A	835,904	6,808,964
Spring Airlines Co. Ltd., Class A	298,791	1,924,392
STO Express Co. Ltd., Class A	475,997	1,146,512
TBEA Co. Ltd., Class A	2,926,112	3,489,823
Weichai Power Co. Ltd., Class A	3,785,891	8,190,430
XCMG Construction Machinery Co. Ltd., Class A	3,705,077	3,358,762
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,190,487	3,491,835
YTO Express Group Co. Ltd., Class A	1,000,383	2,338,019
Yunda Holding Co. Ltd., Class A	911,004	2,763,479
Zhejiang Chint Electrics Co. Ltd., Class A	857,680	4,315,756
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,424,775	4,700,512
Zhengzhou Yutong Bus Co. Ltd., Class A	1,062,927	2,204,895
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A*	4,102,683	5,102,676

(Cost $162,617,426)		211,172,015

Information Technology - 12.5%
360 Security Technology, Inc., Class A	797,054	2,173,477
Aisino Corp., Class A	884,358	2,325,050
Avary Holding Shenzhen Co. Ltd., Class A	205,377	1,466,058
AVIC Jonhon Optronic Technology Co. Ltd., Class A	436,975	3,081,017
Beijing Shiji Information Technology Co. Ltd., Class A	246,853	1,185,563
BOE Technology Group Co. Ltd., Class A	21,580,991	17,327,044
Chaozhou Three-Circle Group Co. Ltd., Class A	837,851	3,422,196
China Greatwall Technology Group Co. Ltd., Class A	1,400,597	3,620,947
Dawning Information Industry Co. Ltd., Class A	837,289	5,523,421
Fiberhome Telecommunication Technologies Co. Ltd., Class A	555,403	2,132,330
Foxconn Industrial Internet Co. Ltd., Class A	1,567,594	3,373,040

Gigadevice Semiconductor Beijing, Inc., Class A	263,994	7,689,403
Glodon Co. Ltd., Class A	728,301	7,408,144
GoerTek, Inc., Class A	1,813,183	10,875,975
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	210,504	3,075,375
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,964,176	16,191,914
Hengtong Optic-electric Co. Ltd., Class A	1,086,640	2,593,546
Hundsun Technologies, Inc., Class A	661,642	10,763,526
Iflytek Co. Ltd., Class A	1,217,341	6,697,748
Inspur Electronic Information Industry Co. Ltd., Class A	793,465	4,181,435
Lens Technology Co. Ltd., Class A	1,031,484	5,197,850
LONGi Green Energy Technology Co. Ltd., Class A	2,091,932	19,324,330
Luxshare Precision Industry Co. Ltd., Class A	3,333,592	26,764,895
NAURA Technology Group Co. Ltd., Class A	191,610	5,155,062
OFILM Group Co. Ltd., Class A	1,498,413	4,136,314
Sanan Optoelectronics Co. Ltd., Class A	1,777,715	7,043,076
Shengyi Technology Co. Ltd., Class A	897,325	3,249,877
Shennan Circuits Co. Ltd., Class A	112,412	2,275,218
Shenzhen Goodix Technology Co. Ltd., Class A	146,766	3,833,960
Shenzhen Sunway Communication Co. Ltd., Class A	624,033	5,649,756
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,447,698	4,579,597
Unisplendour Corp. Ltd., Class A	1,120,717	5,366,118
Universal Scientific Industrial Shanghai Co. Ltd., Class A	525,063	1,792,801
Will Semiconductor Ltd., Class A	142,781	3,498,085
Wingtech Technology Co. Ltd., Class A	291,053	5,865,842
WUS Printed Circuit Kunshan Co. Ltd., Class A	963,516	2,959,341
Yealink Network Technology Corp. Ltd., Class A	215,052	1,769,000
Yonyou Network Technology Co. Ltd., Class A	1,286,464	7,870,562
Zhejiang Dahua Technology Co. Ltd., Class A	1,428,399	4,766,682
ZTE Corp., Class A	2,153,366	12,259,503

(Cost $150,867,369)		248,465,078

Materials - 6.1%
Aluminum Corp. of China Ltd., Class A*	5,167,817	2,383,881
Anhui Conch Cement Co. Ltd., Class A	1,911,269	16,994,204
Baiyin Nonferrous Group Co. Ltd., Class A	1,179,200	525,022
Baoshan Iron & Steel Co. Ltd., Class A	7,032,047	5,071,064
BBMG Corp., Class A	2,642,529	1,272,987
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	872,847	7,637,396
Bluestar Adisseo Co., Class A	231,015	510,234
China Jushi Co. Ltd., Class A	1,662,070	3,603,016
China Molybdenum Co. Ltd., Class A	5,578,985	3,485,695
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	1,732,250	3,122,971
Citic Pacific Special Steel Group Co. Ltd., Class A	290,854	767,227
Ganfeng Lithium Co. Ltd., Class A	617,818	4,555,419
Hengli Petrochemical Co. Ltd., Class A	1,668,618	5,122,555
Hengyi Petrochemical Co. Ltd., Class A	1,453,024	2,640,782
Hesteel Co. Ltd., Class A*	3,352,210	1,086,363
Hoshine Silicon Industry Co. Ltd., Class A	111,179	475,696
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	18,017,507	3,051,006
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,667,473	3,644,738
Jiangxi Copper Co. Ltd., Class A	814,390	1,856,965
Lomon Billions Group Co. Ltd., Class A	797,888	2,733,666
Ningxia Baofeng Energy Group Co. Ltd., Class A	643,500	1,174,219
Rongsheng Petro Chemical Co. Ltd., Class A	1,505,178	4,350,543
Shandong Gold Mining Co. Ltd., Class A	1,425,425	6,032,301
Shandong Nanshan Aluminum Co. Ltd., Class A	5,667,059	2,200,542
Tianqi Lithium Corp., Class A*	693,597	2,298,388
Wanhua Chemical Group Co. Ltd., Class A	1,253,014	13,405,748
Zhejiang Huayou Cobalt Co. Ltd., Class A*	544,096	3,189,772
Zhejiang Longsheng Group Co. Ltd., Class A	2,066,200	4,328,273
Zhongjin Gold Corp. Ltd., Class A	1,463,039	2,327,945
Zijin Mining Group Co. Ltd., Class A	10,870,862	11,409,938

(Cost $78,570,514)		121,258,556

Real Estate - 3.4%
China Fortune Land Development Co. Ltd., Class A	1,251,307	3,068,764
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,493,919	6,079,799
China Vanke Co. Ltd., Class A	5,426,322	21,601,360
Gemdale Corp., Class A	1,782,862	3,726,929
Greenland Holdings Corp. Ltd., Class A	2,846,981	3,179,336
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,461,717	2,078,321
Jinke Properties Group Co. Ltd., Class A	1,683,800	2,512,071
Poly Developments and Holdings Group Co. Ltd., Class A	5,660,301	13,303,191
Red Star Macalline Group Corp. Ltd., Class A	347,586	496,240
RiseSun Real Estate Development Co. Ltd., Class A	1,366,270	1,643,442
Seazen Holdings Co. Ltd., Class A	727,158	3,810,778
Shanghai Lingang Holdings Corp. Ltd., Class A	467,245	1,573,557
Xinhu Zhongbao Co. Ltd., Class A	3,407,666	1,751,016
Yango Group Co. Ltd., Class A	1,302,310	1,340,275
Youngor Group Co. Ltd., Class A	2,200,822	2,470,596

(Cost $56,550,412)		68,635,675

Utilities - 1.9%
CGN Power Co. Ltd., Class A	4,664,079	2,049,381
China National Nuclear Power Co. Ltd., Class A	4,914,401	3,343,081
China Yangtze Power Co. Ltd., Class A	6,998,800	19,718,383
GD Power Development Co. Ltd., Class A	9,321,600	2,789,554
Huadian Power International Corp. Ltd., Class A	2,571,200	1,505,119
Huaneng Lancang River Hydropower, Inc., Class A	1,427,100	847,889
Huaneng Power International, Inc., Class A	3,470,242	2,791,270
SDIC Power Holdings Co. Ltd., Class A	2,138,480	2,828,289
Sichuan Chuantou Energy Co. Ltd., Class A	1,037,736	1,517,906

(Cost $32,843,596)		37,390,872

TOTAL COMMON STOCKS (Cost $1,349,154,383)		1,986,941,276

TOTAL INVESTMENTS - 99.8%
(Cost $1,349,154,383)		$1,986,941,276
Other assets and liabilities, net - 0.2%		4,080,968

NET ASSETS - 100.0%		$1,991,022,244

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC: Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,986,941,276	$—	$—	$1,986,941,276

TOTAL	$1,986,941,276	$—	$—	$1,986,941,276

(a)	See Schedule of Investments for additional detailed categorizations.